Derivative Liabilities - Additional Information (Detail) - USD ($)					12 Months Ended
		Dec. 30, 2016	Dec. 31, 2015	Dec. 30, 2015	Dec. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Derivative [Line Items]
Valuation method					The Black-Scholes option-pricing model
Derivative liability fair value			$ 43,181,472		$ 43,181,472			$ 9,998,636
Maximum
Derivative [Line Items]
Percentage of common stock outstanding				19.90%
Common Stock
Derivative [Line Items]
Valuation method				Binomial model with Monte Carlo simulation
Common Stock | Subordination Warrants
Derivative [Line Items]
Warrants issued				105,510
Scenario, Forecast | Common Stock | Subordination Warrants
Derivative [Line Items]
Percentage of common stock outstanding		0.50%
Class A Warrant
Derivative [Line Items]
Fair Market Value				$ 1.85
Warrant, exercise price			$ 0.03	0.03	$ 0.03	$ 2.20	$ 4.92	$ 4.92
Warrant, fair value					0.94
Class B Warrant
Derivative [Line Items]
Fair Market Value				1.85
Warrant, exercise price			0.03	0.03	0.03			0.2
Warrant, fair value					0.94
Common Warrants
Derivative [Line Items]
Fair Market Value				1.85
Warrant, exercise price				$ 0.03
Warrant, fair value					0.94
Common Warrants | Maximum
Derivative [Line Items]
Warrant, exercise price			$ 32.00		$ 32.00			$ 32
Class A And Class B Warrants
Derivative [Line Items]
Derivative liability fair value			$ 61,941		$ 61,941
Series C Warrant
Derivative [Line Items]
Fair Market Value			$ 153.00		$ 153.00
Warrant, exercise price			$ 2.55		$ 2.55
Valuation method					Black Scholes formula
Derivative liability fair value			$ 12,404,503		$ 12,404,503
Expected volatility					135.00%
Contractual Term					5 years
Risk Free Rate					1.61%
Exercise Price			$ 2.55		$ 2.55
Series D Warrant
Derivative [Line Items]
Warrant, exercise price			$ 1.85		$ 1.85
Derivative liability fair value			$ 43,181,472		$ 43,181,472			$ 9,998,636
Warrant to acquire common stock				3,503,116
Series D Warrant | Subordination Warrants
Derivative [Line Items]
Expected volatility	[1]		215.00%
Contractual Term			5 years 6 months
Risk Free Rate	[2]		1.80%
Exercise Price	[3]		$ 1.85		$ 1.85
Series D Warrant | Subordination Warrants | Maximum
Derivative [Line Items]
Fair Market Value			1.10		1.10
Series D Warrant | Common Stock
Derivative [Line Items]
Warrant, exercise price			$ 1.85		$ 1.85
Series D Warrant | Scenario, Forecast
Derivative [Line Items]
Percentage of common stock outstanding		16.60%

[1]	The volatility factor was estimated by using the historical volatilities of the Company's trading history.
[2]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[3]	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.